                                SCHWABFUNDS (R)

                                     SCHWAB
                                    S&P 500
                                      FUND



Semi-Annual Report
April 30, 1997

Dear Shareholder,

[Photo of        With the support of investors like you, SchwabFunds(R)
Charles          continues to be among the largest and fastest-growing mutual
R. Schwab]       fund companies in the nation. Charles Schwab Investment
                 Management, Inc. (CSIM) manages over $47 billion in assets for more than 2.5 million SchwabFunds shareholders. Today, CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

LONG-TERM INVESTMENT STRATEGIES

When it comes to investing, patience is a virtue. Given the recent market volatility, it is important to maintain the discipline to adhere to your asset allocation plan and to ensure you have a diversified investment portfolio. We created the SchwabFunds Family to offer time-tested strategies for long-term investing -- Indexing, Asset Allocation, Quantitative Models and Fund-of-Funds -- and to provide investors with easy, cost-efficient options to help achieve portfolio diversification. Furthermore, the tax-efficient strategy employed by our index funds can help you retain more of what your investments earn.

COMMITMENT TO VALUE

In our ongoing commitment to provide cost-efficient ways for you to invest, we recently reduced the operating expense ratios and introduced a new class of shares -- Select Shares -- for each of our four index funds. Select Shares have among the lowest fund expenses in the industry and offer investors even greater savings through significantly lower expense ratios.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information on SchwabFunds as well as other resources available at Schwab. You can also access mutual fund performance data, chart daily net asset values, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. Continuing our efforts to provide you with up-to-date, useful information, we have recently added monthly portfolio manager commentaries on selected SchwabFunds to our Web site. In these commentaries, our expert portfolio managers offer insights into market trends and the effects of those trends on fund performance.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                  /s/ Charles R. Schwab
                                  ---------------------
                                      Charles R. Schwab

                                                KEEP YOUR
                                                MONEY WORKING
                                                HARDER!
                                                ----------------------------
                                                USE THIS ENVELOPE TO EASILY
                                                ADD TO YOUR SCHWAB FUNDS.
CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your investment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

THE AUTOMATIC INVESTMENT PLAN DOES NOT INSURE PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE

SCHWABFUNDS(R)
INVESTMENT COUPON
--------------------------------------------------------------------------------
Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

________________________________________________________________________________
NAME

$_______________________________________________________________________________
AMOUNT OF INVESTMENT

________________________________________________________________________________
SIGNATURE

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).


                             __________-__________
                             SCHWAB ACCOUNT NUMBER

Please indicate to which SchwabFund your investment should go:

[ ] Schwab S&P 500 Fund
[ ] Schwab Small-Cap Index Fund(R)
[ ] Schwab International Index Fund(R)
[ ] Schwab Analytics Fund(TM)
[ ] Schwab OneSource Portfolios - International
[ ] Schwab OneSource Portfolios - Growth Allocation
[ ] Schwab OneSource Portfolios - Balanced Allocation
[ ] Schwab Asset Director(R) - High Growth Fund
[ ] Schwab Asset Director(R) - Balanced Growth Fund
[ ] Schwab Asset Director(R) - Conservative Growth Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

*This envelope may not be used for initial investments. Subsequent investment minimum is $100.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE Printed on recycled paper. TF4794C(5/97) CRS 20061

(LIFT HERE FOR MORE INFORMATION)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your SchwabFunds investment envelope in the mail today - and start putting your money to work. If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.


This envelope is intended for shareholders who have already received a current SchwabFunds prospectus.

ATTN: Dept. AIP333-4                                       NO POSTAGE
                                                          NECESSARY IF
                                                         MAILED IN THE
               BUSINESS REPLY MAIL                       UNITED STATES
FIRST-CLASS MAIL   PERMIT NO. 18125    SAN FRANCISCO, CA
       POSTAGE WILL BE PAID BY ADDRESSEE

        CHARLES SCHWAB & CO INC
        PO BOX 7778
        SAN FRANCISCO  CA 94120-9419

                          TABLE OF CONTENTS
A WORD FROM SCHWABFUNDS(R) ..................................      2
FUND PERFORMANCE ............................................      4
TAX-SMART INVESTMENT STRATEGY ...............................      5
FUND HOLDINGS ...............................................      6
THE PORTFOLIO MANAGEMENT TEAM ...............................      8
MARKET OVERVIEW .............................................      9
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ..................     14
FINANCIAL STATEMENTS AND NOTES ..............................     17

A WORD FROM SCHWABFUNDS(R)

We are pleased to bring you the semi-annual report for the Schwab S&P 500 Fund (the Fund) for the six-month period ended April 30, 1997. During the period, the Fund achieved its primary objective of tracking the price and dividend performance of the S&P 500(R) Index (the Index). It also succeeded in maintaining the tax efficiencies and low costs designed to maximize long-term performance results, as explained on the following pages.

INVESTOR SHARES AND e.SHARES(TM)

This report relates to both classes of shares for the Fund -- Investor Shares and e.Shares. It's important to note the difference between the two classes. Both classes of shares are part of the same Fund, so they have the same investment objective and investment portfolio. Investor Shares is available to the retail customer, while e.Shares is primarily for institutional customers and is available only through SchwabLink(TM) to clients of Schwab Institutional and the Trust Company and to certain tax-advantaged retirement plans. Because trading and other communications are executed electronically through SchwabLink, shareholder servicing costs are reduced, which allows the Fund to offer a lower operating expense ratio (OER) for e.Shares. The OER for e.Shares is 0.28% and the new lower OER for Investor Shares is only 0.35%. Over time, the difference in the OERs will impact the total return for each class of shares.

NEW LOWER EXPENSE RATIOS

In their tradition of providing low-cost investing, Schwab and Charles Schwab Investment Management, Inc. (CSIM) lowered the OER for the Investor Shares from 0.49% to 0.35% ( effective February 28, 1997). In addition to lowering the OER for the Investor Shares, Schwab and CSIM have created a third class of shares for the Fund, Select Shares, with an even lower OER.

Select Shares, which became available on May 19, 1997, was created to give investors a more cost-effective way to invest. This new class of shares offers a significantly lower operating expense ratio and requires a minimum initial deposit of $50,000. With an OER of only 0.19%, the expense ratio for the S&P 500 Fund -- Select Shares is among the lowest in the industry.1 All OERs for the Fund are guaranteed through at least February 29, 2000.



                              SCHWAB S&P 500 FUND
                  GROWTH IN NET ASSETS AND NUMBER OF ACCOUNTS

                                  [LINE GRAPH]

                                  S&P 500 FUND

            DATE                    ASSETS               # OF ACCTS
            ----                    ------               ----------
           May-96                  $154,775                24,623
           Jun-96                  $173,838                26,494
           Jul-96                  $187,005                28,361
           Aug-96                  $209,287                30,039
           Sep-96                  $250,912                31,863
           Oct-96                  $280,103                33,353
           Nov-96                  $337,710                35,599
           Dec-96                  $347,685                37,327
           Jan-97                  $452,244                42,137
           Feb-97                  $532,777                46,729
           Mar-97                  $554,743                50,710
           Apr-97                  $665,970                57,249

                        Net Assets $665,970,000
                        Accounts    57,249
                        *Commencement of Fund Operations

1 Source: Morningstar, Inc. Based on the average OER of 1.27% for 556 growth and income funds, as of 4/30/97.

FUND PERFORMANCE

The table below compares total returns for the period ended April 30, 1997 for the Schwab S&P 500 Fund, Investor Shares and e.Shares(TM), and the S&P 500(R) Index.

                                  TOTAL RETURNS
======================================================================
                                                      Cumulative Since
                                                       Fund Inception
                                   Six-Month              (5/1/96)
----------------------------------------------------------------------
Schwab
S&P 500 Fund
Investor Shares                      14.24%                24.30%
----------------------------------------------------------------------
Schwab
S&P 500 Fund
e.Shares                             14.34%                24.52%
----------------------------------------------------------------------
S&P 500(R) Index                     14.71%                25.12%
----------------------------------------------------------------------


As of March 31, 1997, the respective six-month and cumulative since fund inception total returns were 10.79% and 17.44% for the Investor Shares and were 11.00% and 17.66% for the e.Shares.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.35% for Investor Shares and 0.28% for e.Shares(TM) through at least 2/29/2000. Without fee waivers and guarantees, for the period ended 4/30/97, the Fund's total return for the six-month and cumulative since fund inception periods would have been 14.10% and 23.98%, respectively, for the Investor Shares and 14.18% and 24.18%, respectively, for the e.Shares. For the period ended 3/31/97, the Fund's total return for the six-month and cumulative since fund inception periods would have been 10.62% and 17.13%, respectively, for the Investor Shares and 10.79% and 17.33%, respectively, for the e.Shares. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.

TAX-SMART INVESTMENT STRATEGY

The Schwab S&P 500 Fund seeks to maximize its after-tax performance for investors by minimizing capital gain distributions. This strategy is designed to help you keep more of what your money earns.

The following chart illustrates how taxes can impact a fund's performance.


                       THE POWER OF A TAX-SMART STRATEGY

                                  [BAR CHART]

                             Portfolio A = $75,281
                             Portfolio B = $88,640

This example is for illustrative purposes only and the assumptions are not intended to show current performance or predict or guarantee future performance of the Fund. While the Fund attempts to minimize capital gain distributions, there are no assurances that the Fund will not make capital gain distributions in the future.

The chart shows two hypothetical portfolios; each assumes a $20,000 initial investment and a 10% pre-tax average annual total return. The portfolio in which capital gains are realized annually (Portfolio A) earns 3% income and 7% realized capital gains and is taxed annually; the portfolio in which capital gains are deferred over 20 years (Portfolio B) earns 3% income, taxed annually, and 7% capital gains, which accumulate unrealized and are taxed at the end of the 20-year period. Compared to Portfolio A, Portfolio B earns an extra $13,359 by deferring its capital gains. Both examples assume income dividends are taxed annually at the maximum 39.6% federal personal income tax rate and capital gains are taxed at the maximum 28% rate. Of course, taxes and actual fund distributions may vary and can be higher or lower than the rates shown.

FUND HOLDINGS

The Fund's portfolio is diversified across approximately 500 large company common stocks representing approximately 70% of the total value of the U.S. stock market. The common stocks include many of America's most recognizable companies and key industries. Following is a list of the Fund's ten largest holdings as well as a diversification chart showing the economic sectors in which the Fund was invested. Both are as of April 30, 1997 and are not necessarily indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, also as of April 30, 1997, can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

FUND'S TOP TEN HOLDINGS AS A
PERCENTAGE OF FUND INVESTMENTS

=============================================================
INVESTMENT                                                 %
-------------------------------------------------------------
General Electric Co.                                     2.92
-------------------------------------------------------------
Coca-Cola Co.                                            2.57
-------------------------------------------------------------
Microsoft Corp.                                          2.38
-------------------------------------------------------------
Exxon Corp.                                              2.30
-------------------------------------------------------------
Intel Corp.                                              2.07
-------------------------------------------------------------
Merck & Co., Inc.                                        1.84
-------------------------------------------------------------
Royal Dutch Petroleum Co.                                1.60
-------------------------------------------------------------
Philip Morris Companies, Inc.                            1.54
-------------------------------------------------------------
International Business Machines Corp.                    1.39
-------------------------------------------------------------
Procter & Gamble Co.                                     1.37
=============================================================
TOTAL                                                   19.98%

SCHWAB S&P 500 FUND
ECONOMIC SECTOR DIVERSIFICATION

Capital Goods                 5.02%
Consumer Durables             2.44%             [PIE GRAPH]
Consumer Non-Durables        32.51%
Energy                        9.41%
Finance                      15.19%
Materials & Services          7.70%
Technology                   17.06%
Transportation                1.51%
Utilities                     9.16%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Manager at Federated Investors.

GERI HOM - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $4 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

The following market overview and answers to questions are provided by the Portfolio Management Team.

                                MARKET OVERVIEW

                              REAL GDP GROWTH RATE

                                  [BAR CHART]

                                    Real GDP

Real Gross Domestic Product
Chain Weighted
Percent change from preceeding quarter, seasonally adjusted at annual rates
Source: Bloomberg

                                               Real GDP
                                Q1 1990          4.1%
                                Q2 1990          1.3%
                                Q3 1990         -1.9%
                                Q4 1990         -4.1%
                                Q1 1991         -2.2%
                                Q2 1991          1.7%
                                Q3 1991          1.0%
                                Q4 1991          1.0%
                                Q1 1992          4.7%
                                Q2 1992          2.5%
                                Q3 1992          3.0%
                                Q4 1992          4.3%
                                Q1 1993         -0.1%
                                Q2 1993          1.9%
                                Q3 1993          2.3%
                                Q4 1993          4.8%
                                Q1 1994          2.5%
                                Q2 1994          4.9%
                                Q3 1994          3.5%
                                Q4 1994          3.0%
                                Q1 1995          0.4%
                                Q2 1995          0.7%
                                Q3 1995          3.8%
                                Q4 1995          0.3%
                                Q1 1996          2.0%
                                Q2 1996          4.7%
                                Q3 1996          2.1%
                                Q4 1996          3.8%
                                Q1 1997          5.8%

- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 3.2% for the 1996 calendar year and a very strong 5.8% for the first quarter of 1997 -- the highest level since the fourth quarter of 1987.

- These strong growth rates resulted in a focus on the apparent strength of the economy, its potential impact on future inflation, and the potential for more restrictive Federal Reserve policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six-year expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

                                  [LINE GRAPH]

                              Jan-90          5.3%
                              Feb-90          5.3%
                              Mar-90          5.2%
                              Apr-90          5.4%
                              May-90          5.3%
                              Jun-90          5.1%
                              Jul-90          5.4%
                              Aug-90          5.6%
                              Sep-90          5.7%
                              Oct-90          5.8%
                              Nov-90          6.0%
                              Dec-90          6.2%
                              Jan-91          6.3%
                              Feb-91          6.5%
                              Mar-91          6.8%
                              Apr-91          6.6%
                              May-91          6.8%
                              Jun-91          6.8%
                              Jul-91          6.7%
                              Aug-91          6.8%
                              Sep-91          6.8%
                              Oct-91          6.9%
                              Nov-91          6.9%
                              Dec-91          7.1%
                              Jan-92          7.1%
                              Feb-92          7.3%
                              Mar-92          7.3%
                              Apr-92          7.3%
                              May-92          7.4%
                              Jun-92          7.7%
                              Jul-92          7.6%
                              Aug-92          7.6%
                              Sep-92          7.5%
                              Oct-92          7.4%
                              Nov-92          7.3%
                              Dec-92          7.3%
                              Jan-93          7.1%
                              Feb-93          7.0%
                              Mar-93          7.0%
                              Apr-93          7.0%
                              May-93          6.9%
                              Jun-93          6.9%
                              Jul-93          6.8%
                              Aug-93          6.7%
                              Sep-93          6.7%
                              Oct-93          6.7%
                              Nov-93          6.5%
                              Dec-93          6.4%
                              Jan-94          6.7%
                              Feb-94          6.6%
                              Mar-94          6.5%
                              Apr-94          6.4%
                              May-94          6.0%
                              Jun-94          6.0%
                              Jul-94          6.1%
                              Aug-94          6.1%
                              Sep-94          5.9%
                              Oct-94          5.6%
                              Nov-94          5.6%
                              Dec-94          5.4%
                              Jan-95          5.6%
                              Feb-95          5.4%
                              Mar-95          5.8%
                              Apr-95          5.7%
                              May-95          5.7%
                              Jun-95          5.6%
                              Jul-95          5.7%
                              Aug-95          5.3%
                              Sep-95          5.6%
                              Oct-95          5.5%
                              Nov-95          5.6%
                              Dec-95          5.6%
                              Jan-96          5.8%
                              Feb-96          5.5%
                              Mar-96          5.6%
                              Apr-96          5.4%
                              May-96          5.6%
                              Jun-96          5.3%
                              Jul-96          5.4%
                              Aug-96          5.1%
                              Sep-96          5.2%
                              Oct-96          5.2%
                              Nov-96          5.3%
                              Dec-96          5.3%
                              Jan-97          5.4%
                              Feb-97          5.3%
                              Mar-97          5.2%
                              Apr-97          4.9%



- The unemployment rate during 1996 remained near its lows for the decade, and declined further to 4.9% in April 1997, the lowest rate since December 1973. Many economists have questioned how long such low levels of unemployment can continue without generating inflationary pressures on wages and, ultimately, prices.

                             MEASURES OF INFLATION

                                  [BAR CHART]

                                   CPI & ECI

CONSUMER PRICE INDEX - ALL ITEMS YOY 0/0 CHANGE
EMPLOYMENT COST INDEX SA (INCLUDES BOTH WAGES AND SALARIES AND BENEFITS
  COMPONENTS) - YOY 0/0 CHANGE
SOURCE: BLOOMBERG L.P.
RED = DATA INPUTS

--------------------------------------------------------------------------------
                   Monthly              Quarterly
                Consumer Price       Employment Cost
                Index - YOY 0/0      Index - YOY 0/0
                    Change                Change
--------------------------------------------------------------------------------
Jan-90              5.2%                  5.3%
Feb-90              5.3%                  5.3%
Mar-90              5.2%                  5.3%
Apr-90              4.7%                  5.4%
May-90              4.4%                  5.4%
Jun-90              4.7%                  5.4%
Jul-90              4.8%                  5.1%
Aug-90              5.6%                  5.1%
Sep-90              6.2%                  5.1%
Oct-90              6.3%                  4.8%
Nov-90              6.3%                  4.8%
Dec-90              6.1%                  4.8%
Jan-91              5.7%                  4.6%
Feb-91              5.3%                  4.6%
Mar-91              4.9%                  4.6%
Apr-91              4.9%                  4.5%
May-91              5.0%                  4.5%
Jun-91              4.7%                  4.5%
Jul-91              4.4%                  4.3%
Aug-91              3.8%                  4.3%
Sep-91              3.4%                  4.3%
Oct-91              2.9%                  4.2%
Nov-91              3.0%                  4.2%
Dec-91              3.1%                  4.2%
Jan-92              2.6%                  4.1%
Feb-92              2.8%                  4.1%
Mar-92              3.2%                  4.1%
Apr-92              3.2%                  3.5%
May-92              3.0%                  3.5%
Jun-92              3.1%                  3.5%
Jul-92              3.2%                  3.4%
Aug-92              3.1%                  3.4%
Sep-92              3.0%                  3.4%
Oct-92              3.2%                  3.5%
Nov-92              3.0%                  3.5%
Dec-92              2.9%                  3.5%
Jan-93              3.3%                  3.4%
Feb-93              3.2%                  3.4%
Mar-93              3.1%                  3.4%
Apr-93              3.2%                  3.6%
May-93              3.2%                  3.6%
Jun-93              3.0%                  3.6%
Jul-93              2.8%                  3.6%
Aug-93              2.8%                  3.6%
Sep-93              2.7%                  3.6%
Oct-93              2.8%                  3.4%
Nov-93              2.7%                  3.4%
Dec-93              2.7%                  3.4%
Jan-94              2.5%                  3.2%
Feb-94              2.5%                  3.2%
Mar-94              2.5%                  3.2%
Apr-94              2.4%                  3.1%
May-94              2.3%                  3.1%
Jun-94              2.5%                  3.1%
Jul-94              2.8%                  3.1%
Aug-94              2.9%                  3.1%
Sep-94              3.0%                  3.1%
Oct-94              2.6%                  3.0%
Nov-94              2.7%                  3.0%
Dec-94              2.7%                  3.0%
Jan-95              2.8%                  3.0%
Feb-95              2.9%                  3.0%
Mar-95              2.9%                  3.0%
Apr-95              3.1%                  3.0%
May-95              3.2%                  3.0%
Jun-95              3.0%                  3.0%
Jul-95              2.8%                  2.8%
Aug-95              2.6%                  2.8%
Sep-95              2.5%                  2.8%
Oct-95              2.8%                  2.8%
Nov-95              2.6%                  2.8%
Dec-95              2.5%                  2.8%
Jan-96              2.7%                  2.9%
Feb-96              2.7%                  2.9%
Mar-96              2.8%                  2.9%
Apr-96              2.9%                  2.9%
May-96              2.9%                  2.9%
Jun-96              2.8%                  2.9%
Jul-96              3.0%                  2.9%
Aug-96              2.9%                  2.9%
Sep-96              3.0%                  2.9%
Oct-96              3.0%                  3.0%
Nov-96              3.3%                  3.0%
Dec-96              3.3%                  3.0%
Jan-97              3.0%                  2.8%
Feb-97              3.0%                  2.8%
Mar-97              2.8%                  2.8%
Apr-97              2.5%
--------------------------------------------------------------------------------

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1996 as well as the first quarter of 1997, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Federal Reserve has indicated its belief that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Fed Funds Rate by 0.25% to 5.50%.

                 TOTAL RETURN OF A HYPOTHETICAL DOLLAR INVESTED
                          IN FOUR BROAD MARKET INDICES

                                  [LINE GRAPH]

                                  PLOT POINTS

                            Growth of a $ Investment

                                                        Lehman
                                                         MF
                         Schwab          Schwab        General
                       Small Cap     International     US Govt.
           S&P 500       Index           Index          Index
           $ 1.000      $ 1.000         $ 1.000        $ 1.000
Nov-96     $ 1.076      $ 1.040         $ 1.046        $ 1.017
Dec-96     $ 1.054      $ 1.059         $ 1.037        $ 1.007
Jan-97     $ 1.120      $ 1.084         $ 1.003        $ 1.008
Feb-97     $ 1.129      $ 1.058         $ 1.019        $ 1.010
Mar-97     $ 1.083      $ 1.006         $ 1.026        $ 0.999
Apr-97     $ 1.147      $ 1.009         $ 1.037        $ 1.013

                Schwab Small-Cap Index(R)       S&P 500(R) Index
                Schwab International Index(R)   Lehman Brothers
                                                General U.S. Govt. Index


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Total return assumes reinvestment of all dividend and capital gain distributions. Indices are unmanaged, and unlike funds, do not reflect advisory and other fees associated with an investment in funds. Investors cannot invest in an index directly.

- Large-cap domestic stocks, as represented by the S&P 500 Index, were clearly the strongest performing asset class -- achieving a 14.71% return during the six-month reporting period.

- Although positive, domestic small-cap stocks (as represented by the Schwab Small-Cap Index) and international stocks (as represented by the Schwab International Index) both lagged the S&P 500 Index significantly, with six-month returns of 0.92% and 3.74%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Brothers General U.S. Government Index) was 1.32%.

                           S & P PRICE/EARNINGS RATIO

                                  [LINE GRAPH]

S&P 500 P/E Ratio
Source Bloomberg


    S&P 500 PRICE EARNINGS RATIO
        Jan-90          14.37
        Feb-90          14.21
        Mar-90          14.77
        Apr-90          14.82
        May-90          15,84
        Jun-90          16.66
        Jul-90          16.65
        Aug-90          15.57
        Sep-90           14.9
        Oct-90          14.36
        Nov-90          14.59
        Dec-90          15.19
        Jan-91          14.95
        Feb-91          16.82
        Mar-91          17.48
        Apr-91          17.85
        May-91          17.92
        Jun-91          17.96
        Jul-91          18.07
        Aug-91          19.72
        Sep-91          19.88
        Oct-91          19.92
        Nov-91          21.02
        Dec-91          21.85
        Jan-92          23.35
        Feb-92          23.83
        Mar-92          25.45
        Apr-92          25.51
        May-92          25.71
        Jun-92          25.08
        Jul-92          25.61
        Aug-92           25.5
        Sep-92          24.37
        Oct-92          23.94
        Nov-92          24.08
        Dec-92          24.01
        Jan-93           24.2
        Feb-93          24.25
        Mar-93          24.22
        Apr-93           23.2
        May-93          23.21
        Jun-93          22.58
        Jul-93          22.52
        Aug-93          23.02
        Sep-93          23.74
        Oct-93          23.97
        Nov-93          22.55
        Dec-93          23.55
        Jan-94          22.98
        Feb-94          21.17
        Mar-94          20.34
        Apr-94           20.1
        May-94          20.16
        Jun-94          19.76
        Jul-94          18.64
        Aug-94           18.9
        Sep-94          18.26
        Oct-94          17.55
        Nov-94          16.58
        Dec-94          16.98
        Jan-95          16.23
        Feb-95           16.2
        Mar-95           16.5
        Apr-95          16.02
        May-95          16.43
        Jun-95          16.82
        Jul-95          16.55
        Aug-95          16.18
        Sep-95          16.86
        Oct-95          16.18
        Nov-95          17.14
        Dec-95          17.41
        Jan-96          18.11
        Feb-96          18.56
        Mar-96          18.94
        Apr-96          19.16
        May-96          19.48
        Jun-96           19.3
        Jul-96          18.31
        Aug-96          18.62
        Sep-96          19.75
        Oct-96           19.6
        Nov-96          21.05
        Dec-96           20.7
        Jan-97          20.55
        Feb-97          20.98
        Mar-97          19.87
        Apr-97          20.24

The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.

- The price/earnings ratio for the S&P 500 Index was 20 at the close of the reporting period, well above its 30-year mean of 15, but below its 1991 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation reached historical highs during the reporting period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE SCHWAB S&P 500 FUND (THE FUND) PERFORM DURING THE REPORTING
PERIOD?

A. The Investor Shares and the e.Shares of the Fund achieved strong total returns of 14.24% and 14.34%, respectively, for the six-month period ended April 30, 1997. As discussed in the Market Overview section, large-cap domestic stocks (such as those in the S&P 500(R) Index) were clearly a strong performing asset class for the reporting period. As shown on the chart below, the Fund continued to closely track the performance of its benchmark, the S&P 500 Index.

COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SCHWAB S&P 500 FUND - INVESTOR SHARES, SCHWAB S&P 500 FUND - e.SHARES(TM), AND THE S&P 500 INDEX.

                                  [LINE GRAPH]

SEMI ANNUAL REPORT / 4/30/97
S&P 500 FUND
HYPOTHETICAL $10,000 CHART

                                                         Schwab S&P 500 Fund
                                                      Cumulative Total Returns
                                                       Through April 30, 1997
                                                      ------------------------
                                                          Since Inception
                                                      Investor Shares  24.30%
                                                      e.Shares         24.52%

--------------------------------------------------------------------------------

  Date          S&P 500 INDEX        S&P 500 FUND         S&P 500 FUND e.Shares
--------------------------------------------------------------------------------
 4/30/96            $10,000              $10,000                 $10,000
 5/31/96            $10,257              $10,250                 $10,250
 6/30/96            $10,296              $10,290                 $10,290
 7/31/96            $ 9,841              $ 9,840                 $ 9,840
 8/31/96            $10,049              $10,040                 $10,050
 9/30/96            $10,613              $10,600                 $10,600
10/31/96            $10,906              $10,880                 $10,890
11/30/96            $11,731              $11,690                 $11,710
12/31/96            $11,498              $11,462                 $11,473
 1/31/97            $12,216              $12,157                 $12,179
 2/28/97            $12,312              $12,248                 $12,270
 3/31/97            $11,808              $11,744                 $11,766
 4/30/97            $12,512              $12,430                 $12,452
--------------------------------------------------------------------------------


                 Schwab S&P 500 Fund -- Investor Shares $12,430
                 Schwab S&P 500 Fund -- e.Shares $12,452
                 S&P 500 Index $12,512


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab S&P 500 Fund Investor Shares and e.Shares, since inception, with a hypothetical investment in the S&P 500 Index. Total return assumes reinvestment of all dividend and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of the fees during the period, and have guaranteed that maximum total operating expenses will not exceed 0.35% for Investor Shares and 0.28% for e.Shares through at least 2/29/2000. Without fee waivers and guarantees, the Fund's total returns would have been lower.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE SCHWAB S&P 500 FUND (THE FUND) AND THE S&P 500 INDEX (THE INDEX)?

A. Unlike the Fund, the Index does not incur management and other Fund operating expenses that reduce returns to the shareholders. Additionally, the Fund, unlike the Index, holds a small portion of its assets in cash to meet shareholder redemptions and to pay Fund expenses. This cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the precise weighting of any particular security in the Fund can be greater or less than in the Index. Lastly, unlike the Index, the Fund incurs trading costs when it buys or sells stocks.

Taken together, these factors cause the difference in the returns of the Fund compared to the Index, a difference referred to as the Fund's tracking error. The tracking error for the Fund during the reporting period was 0.48% and 0.38% for the Investor Shares and e.Shares, respectively. The tracking error since May 1, 1996, the Fund's inception, was 0.81% and 0.59%, for Investor Shares and e.Shares, respectively. Given the Fund's current operating expense ratio of 0.35% for the Investor Shares and 0.28% for the e.Shares and the components of the tracking error as discussed above, we are satisfied with this level of tracking error.

Q. ARE INDEX FUNDS LESS RISKY THAN ACTIVELY MANAGED FUNDS? HOW DO INDEX FUNDS BEHAVE IN A BEAR MARKET?

A. While broad-based index funds like the Schwab S&P 500 Fund help reduce the risk associated with investing in individual stocks or a specific market sector, they do not provide protection against market risk. It's important to realize that the market can fluctuate significantly. Because equity index funds are designed to track stock market performance in both directions, down as well as up, their values will fall and rise with the markets they seek to track.

We feel the most meaningful way for investors to think about their exposure to market risk is not on a fund by fund basis, but on the basis of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that you should set your asset allocation strategy and total portfolio market exposure at an appropriate level for you -- one that can help you to "ride out" bear markets over the long-term. When used as part of a long-term strategy, index funds offer an excellent way to achieve exposure to the equity markets; however, each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.

Q. HOW IS THE S&P 500(R) INDEX CONSTRUCTED? WERE THERE ANY CHANGES TO THE INDEX DURING THE REPORTING PERIOD?

A. The stocks comprising the S&P 500 Index are selected by the Standard & Poor's Index Committee. Stocks in the Index are chosen based on market size, liquidity, and industry group representation, with the overall objective that the Index be representative of the U.S. economy. ADR's (American Depository Receipts), mutual funds, limited partnerships, royalty trusts, and REIT's (real estate investment trusts) are excluded from the Index. Stocks in the Index must be traded on the NYSE, ASE, or NASDAQ.

The following substitutions were made to the Index during the reporting period:

      DATE                   ADDED                   DELETED
========================================================================
November 1, 1996        Cognizant Corp.        Yellow Corporation

December 2, 1996        MBIA                   Consolidated Freightways

December 31, 1996       Autozone               Luby's Cafeterias
                        Frontier Corp.         Ryan's Family Steakhouses
                        Thermo Electron        Shoney's, Inc.

January 7, 1997         Healthsouth Corp.      Boatmens Bancshares

January 14, 1997        Conseco, Inc.          Alexander & Alexander

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
COMMON STOCK--99.8%
AEROSPACE/DEFENSE--1.8%
BFGoodrich Co.                                               6,100         $  243
Boeing Co.                                                  37,116          3,662
General Dynamics Corp.                                       8,200            584
Lockheed Martin Corp.                                       20,800          1,862
McDonnell Douglas Corp.                                     23,400          1,389
Northrop Grumman Corp.                                       8,900            743
Raytheon Co.                                                22,300            973
Textron, Inc.                                                8,100            902
United Technologies Corp.                                   24,600          1,860
                                                                           ------
                                                                           12,218
                                                                           ------
AIR TRANSPORTATION--0.4%
AMR Corp.+                                                   8,400            782
Delta Airlines, Inc.                                        10,800            996
Southwest Airlines Co.                                      14,700            404
USAir Group, Inc.+                                           7,200            233
                                                                           ------
                                                                            2,415
                                                                           ------
ALCOHOLIC BEVERAGES--0.6%
Adolph Coors Co. Class B                                     2,800             64
Anheuser-Busch Companies, Inc.                              50,900          2,183
Brown-Forman Corp. Class B                                   6,700            338
Seagram Co. Ltd.                                            38,900          1,488
                                                                           ------
                                                                            4,073
                                                                           ------
APPAREL--0.5%
Fruit of the Loom, Inc. Class A+                             7,700            277
Liz Claiborne, Inc.                                         11,200            507
NIKE, Inc. Class B                                          31,000          1,744
Reebok International Ltd.                                    6,600            252
Russell Corp.                                                2,000             56
Springs Industries, Inc.                                     1,900             89
Stride Rite Corp.                                            4,100             56
V.F. Corp.                                                   7,700            555
                                                                           ------
                                                                            3,536
                                                                           ------
AUTOMOTIVE PRODUCTS--0.2%
Cooper Tire & Rubber Co.                                     5,200            114
Goodyear Tire & Rubber Co.                                  19,700          1,037
                                                                           ------
                                                                            1,151
                                                                           ------
BANKS--8.0%
Banc One Corp.                                              49,300          2,089
Bank of New York Co., Inc.                                  44,800          1,770
BankAmerica Corp.                                           40,000          4,675
BankBoston Corp.                                            15,900          1,157
Bankers Trust New York Corp.                                 7,500            610

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
Barnett Banks, Inc.                                         20,100         $  982
Chase Manhattan Corp. (New)                                 49,500          4,585
Citicorp                                                    49,600          5,585
Comerica, Inc.                                              11,900            696
CoreStates Financial Corp.                                  23,500          1,190
Fifth Third Bancorp                                         10,600            791
First Bank System, Inc.                                     13,000            998
First Chicago NBD Corp.                                     31,400          1,766
First Union Corp.                                           28,500          2,394
Fleet Financial Group, Inc.                                 29,800          1,818
J.P. Morgan & Co., Inc.                                     20,000          2,038
KeyCorp, Inc.                                               22,100          1,152
MBNA Corp.                                                  35,600          1,175
Mellon Bank Corp.                                           17,800          1,480
National City Corp.                                         26,800          1,307
NationsBank Corp.                                           86,144          5,201
Norwest Corp.                                               38,900          1,940
PNC Bank Corp.                                              36,200          1,489
Republic New York Corp.                                      5,800            531
SunTrust Banks, Inc.                                        21,700          1,101
U.S. Bancorp                                                23,200          1,325
Wachovia Corp.                                              15,900            930
Wells Fargo & Co.                                            9,200          2,454
                                                                           ------
                                                                           53,229
                                                                           ------
BUSINESS MACHINES & SOFTWARE--8.5%
3COM Corp.+                                                 19,500            566
Amdahl Corp.+                                                5,700             49
Apple Computer, Inc.+                                       13,300            226
Autodesk, Inc.                                               2,700             96
Bay Networks, Inc.+                                         18,800            334
Cabletron Systems, Inc.+                                    17,800            614
Ceridian Corp.+                                              8,700            290
Cisco Systems, Inc.+                                        76,600          3,964
Compaq Computer Corp.+                                      30,200          2,578
Computer Associates International, Inc.                     38,000          1,976
Computer Sciences Corp.+                                     8,400            525
Data General Corp.+                                          3,300             62
Dell Computer Corp.+                                        16,900          1,414
Digital Equipment Corp.+                                    15,200            454
EMC Corp.+                                                  28,400          1,033
Hewlett-Packard Co.                                        120,300          6,316
Honeywell, Inc.                                             13,600            961
Intergraph Corp.+                                            3,700             24
International Business Machines Corp.                       57,800          9,291
Microsoft Corp.+                                           131,400         15,965
Novell, Inc.+                                               38,400            290
Oracle Systems Corp.+                                       70,900          2,818

------------------------------------------------------------------------------

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
Parametric Technology Corp.+                                13,500         $  611
Pitney Bowes, Inc.                                          14,400            922
Seagate Technology, Inc.+                                   27,800          1,275
Silicon Graphics, Inc.+                                     23,000            342
Sun Microsystems, Inc.+                                     40,900          1,178
Tandem Computers, Inc.+                                      5,600             72
Unisys Corp.+                                                8,800             53
Xerox Corp.                                                 34,200          2,103
                                                                           ------
                                                                           56,402
                                                                           ------
BUSINESS SERVICES--1.7%
Automatic Data Processing, Inc.                             32,600          1,475
Browning-Ferris Industries, Inc.                            35,900          1,019
Cognizant Corp.                                             15,600            509
Deluxe Corp.                                                 7,000            214
Dun & Bradstreet Corp.                                      21,900            539
Ecolab, Inc.                                                10,300            420
First Data Corp.                                            46,600          1,607
H & R Block, Inc.                                           14,100            455
IKON Office Solutions                                       11,700            314
Interpublic Group of Companies, Inc.                         8,200            464
John H. Harland Co.                                          2,400             50
Laidlaw, Inc. Class B                                       28,900            394
Moore Corp. Ltd.                                            15,200            306
National Service Industries, Inc.                            4,800            202
R.R. Donnelley & Sons Co.                                   15,700            538
Safety-Kleen Corp.                                           3,300             49
Service Corp. International                                 28,000            959
Shared Medical Systems Corp.                                 1,700             72
SUPERVALU, Inc.                                              6,600            202
WMX Technologies, Inc.                                      49,900          1,466
                                                                           ------
                                                                           11,254
                                                                           ------
CHEMICAL--3.4%
Air Products & Chemicals, Inc.                              12,900            926
Dow Chemical Co.                                            24,200          2,054
E.I. du Pont de Nemours & Co.                               63,700          6,760
Eastman Chemical Co.                                         9,600            490
Great Lakes Chemical Corp.                                   6,300            267
Hercules, Inc.                                              11,000            433
Minnesota Mining & Manufacturing Co.                        46,300          4,028
Monsanto Co.                                                68,500          2,928
Morton International, Inc.                                  12,600            528
Nalco Chemical Co.                                           5,200            187
PPG Industries, Inc.                                        17,100            930
Praxair, Inc.                                               18,200            940
Rohm & Haas Co.                                              7,400            616
Sigma-Aldrich Corp.                                          9,500            285

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
Union Carbide Corp.                                         12,400         $  618
W.R. Grace & Co.                                             7,600            395
                                                                           ------
                                                                           22,385
                                                                           ------
CONSTRUCTION--0.3%
Armstrong World Industries, Inc.                             3,700            243
Centex Corp.                                                 2,300             83
Crane Co.                                                    3,750            140
Fluor Corp.                                                  7,200            396
Kaufman & Broad Home Corp.                                   3,200             44
Owens Corning                                                3,800            154
Pulte Corp.                                                    600             17
Sherwin-Williams Co.                                        20,000            605
Stanley Works                                               11,800            459
                                                                           ------
                                                                            2,141
                                                                           ------
CONSUMER-DURABLE--0.4%
Black & Decker Corp.                                        10,600            355
Masco Corp.                                                 19,600            741
Maytag Corp.                                                15,600            357
Newell Co.                                                  15,200            532
Snap-on, Inc.                                                6,450            248
Whirlpool Corp.                                             11,900            556
                                                                           ------
                                                                            2,789
                                                                           ------
CONSUMER-NONDURABLE--1.2%
American Greetings Corp. Class A                            11,600            371
Corning, Inc.                                               23,900          1,153
Darden Restaurants, Inc.                                     7,500             58
Hasbro, Inc.                                                13,800            345
Jostens, Inc.                                                2,800             67
Mattel, Inc.                                                34,200            953
McDonald's Corp.                                            79,600          4,269
Premark International, Inc.                                  2,100             51
Rubbermaid, Inc.                                            19,400            466
Wendy's International, Inc.                                 13,600            281
                                                                           ------
                                                                            8,014
                                                                           ------
CONTAINERS--0.2%
Ball Corp.                                                   3,100             83
Bemis Co., Inc.                                              5,900            225
Crown Cork & Seal Co., Inc.                                 12,800            701
Stone Container Corp.                                        4,600             47
                                                                           ------
                                                                            1,056
                                                                           ------
ELECTRONICS--4.7%
Advanced Micro Devices, Inc.+                               14,300            608
AMP, Inc.                                                   27,000            969
Applied Materials, Inc.+                                    21,700          1,191

------------------------------------------------------------------------------

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
EG&G, Inc.                                                   3,000         $   57
General Instrument Corp.+                                   13,500            316
General Signal Corp.                                         5,500            216
Harris Corp.                                                 3,300            282
Intel Corp.                                                 90,400         13,841
LSI Logic Corp.+                                            12,800            490
Lucent Technologies, Inc.                                   66,019          3,903
Micron Technology, Inc.                                     25,700            906
Motorola, Inc.                                              61,400          3,515
National Semiconductor Corp.+                               17,700            443
Perkin Elmer Corp.                                           3,500            254
Rockwell International Corp. (New)                          23,500          1,563
Scientific-Atlanta, Inc.                                     3,700             59
Tektronix, Inc.                                              1,600             87
Texas Instruments, Inc.                                     19,500          1,740
Thermo Electron Corp.+                                      14,300            493
Thomas & Betts Corp.                                         9,900            449
                                                                           ------
                                                                           31,382
                                                                           ------
ENERGY-DEVELOPMENT--1.2%
Baker Hughes, Inc.                                          18,500            638
Burlington Resources, Inc.                                  11,300            479
Dresser Industries, Inc.                                    17,700            529
Halliburton Co.                                             11,500            812
Helmerich & Payne, Inc.                                      1,600             76
Louisiana Land & Exploration Co.                             5,400            270
Occidental Petroleum Corp.                                  32,700            723
Rowan Companies, Inc.+                                      11,900            214
Schlumberger Ltd.                                           29,100          3,224
Union Pacific Resources Group                               27,832            755
Western Atlas, Inc.+                                         6,000            372
                                                                           ------
                                                                            8,092
                                                                           ------
FOOD-AGRICULTURE--6.6%
Archer-Daniels Midland Co.                                  58,035          1,066
Campbell Soup Co.                                           48,600          2,485
Coca-Cola Co.                                              270,600         17,217
ConAgra, Inc.                                               26,200          1,510
CPC International, Inc.                                     19,200          1,586
Fleming Companies, Inc.                                      3,300             54
General Mills, Inc.                                         19,200          1,190
H.J. Heinz Co.                                              38,000          1,577
Hershey Foods Corp.                                         15,200            825
Kellogg Co.                                                 23,000          1,604
PepsiCo, Inc.                                              165,300          5,765
Pioneer Hi-Bred International, Inc.                          7,100            501
Quaker Oats Co.                                             14,500            580
Ralston Purina Co.                                          11,700            964

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
Sara Lee Corp.                                              48,300        $ 2,029
SYSCO Corp.                                                 15,700            557
Unilever N V                                                16,500          3,238
Whitman Corp.                                               11,300            261
Wm. Wrigley Jr. Co.                                         13,300            775
                                                                           ------
                                                                           43,784
                                                                           ------
GOLD--0.4%
Barrick Gold Corp.                                          43,100            964
Battle Mountain Gold Co.                                    12,000             69
Echo Bay Mines Ltd.                                          6,400             35
Homestake Mining Co.                                        22,800            302
Newmont Mining Corp.                                        12,500            433
Placer Dome, Inc.                                           22,000            360
Santa Fe Pacific Gold Corp.                                 19,400            286
                                                                           ------
                                                                            2,449
                                                                           ------
HEALTHCARE--10.7%
Abbott Laboratories                                         80,300          4,898
Allegiance Corp.                                             2,600             58
Allergan, Inc.                                               3,800            102
ALZA Corp.+                                                  9,500            278
American Home Products Corp.                                72,400          4,797
Amgen, Inc.                                                 30,000          1,766
Bausch & Lomb, Inc.                                          3,400            137
Baxter International, Inc.                                  30,800          1,475
Becton, Dickinson & Co.                                     12,000            552
Beverly Enterprises, Inc.+                                   5,200             75
Biomet, Inc.                                                13,300            202
Boston Scientific Corp.+                                    21,100          1,018
Bristol-Myers Squibb Co.                                   104,500          6,845
C.R. Bard, Inc.                                              4,700            149
Columbia/HCA Healthcare Corp.                               71,350          2,497
Eli Lilly & Co.                                             62,700          5,510
Fresenius Medical Care AG (Sponsored American
  Depository Receipts) +                                     4,825            142
Guidant Corp.                                                7,400            505
HealthSouth Corp.+                                          37,600            743
Humana, Inc.+                                               21,600            470
Johnson & Johnson                                          145,700          8,924
Mallinckrodt, Inc.                                           6,100            222
Manor Care, Inc.                                             3,600             84
Medtronic, Inc.                                             26,800          1,856
Merck & Co., Inc.                                          136,000         12,305
Pfizer, Inc.                                                67,300          6,461
Pharmacia & Upjohn, Inc.                                    59,300          1,757
Schering Plough Corp.                                       42,200          3,376
St. Jude Medical, Inc.+                                      7,200            234

------------------------------------------------------------------------------

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
Tenet Healthcare Corp.+                                     31,500         $  819
U.S. Surgical Corp.                                         10,900            373
United Healthcare Co.                                       18,100            880
Warner Lambert Co.                                          27,100          2,656
                                                                           ------
                                                                           72,166
                                                                           ------
HOUSEHOLD PRODUCTS--2.8%
Alberto-Culver Co. Class B                                   3,600            105
Avon Products, Inc.                                         12,800            789
Clorox Co.                                                   5,200            662
Colgate-Palmolive Co.                                       14,400          1,598
Gillette Co.                                                62,200          5,287
International Flavors & Fragrances, Inc.                    14,100            594
Procter & Gamble Co.                                        73,200          9,206
Tupperware Corp.                                             6,300            209
                                                                           ------
                                                                           18,450
                                                                           ------
IMAGING & PHOTO -- 0.5%
Eastman Kodak Co.                                           37,400          3,123
Polaroid Corp.                                               2,800            136
                                                                           ------
                                                                            3,259
                                                                           ------
INSURANCE -- 3.8%
Aetna, Inc.                                                 14,845          1,353
Allstate Financial Corp.                                    46,000          3,013
American General Corp.                                      24,700          1,078
American International Group, Inc.                          53,300          6,847
Aon Corp.                                                   11,100            738
Chubb Corp.                                                 16,900            976
CIGNA Corp.                                                  8,300          1,248
Conseco, Inc.                                               18,000            745
General Re Corp.                                             9,800          1,639
ITT Hartford Group, Inc.                                    10,900            812
Jefferson-Pilot Corp.                                        8,500            491
Lincoln National Corp.                                      10,200            571
Marsh & McLennan Companies, Inc.                             7,800            940
MBIA Corp.                                                   4,300            419
MGIC Investment Corp.                                        7,600            618
Providian Corp.                                              9,700            560
SAFECO Corp.                                                11,800            472
St. Paul Companies, Inc.                                     9,800            657
Torchmark Corp.                                              6,900            429
Transamerica Corp.                                           7,000            593
UNUM Corp.                                                   6,500            501
USF&G Corp.                                                 16,000            320
USLIFE Corp.                                                 1,900             92
                                                                           ------
                                                                           25,112
                                                                           ------

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
MEDIA--2.3%
Comcast Corp. Class A                                       40,200         $  633
Dow Jones & Co., Inc.                                       11,400            462
Gannett Co., Inc.                                           16,100          1,405
King World Productions, Inc.                                 1,900             69
Knight-Ridder, Inc.                                          9,000            350
McGraw Hill Companies, Inc.                                  9,900            504
Meredith Corp.                                               3,200             75
New York Times Co. Class A                                   9,100            394
SBC Communications, Inc.                                   103,382          5,736
Telecommunications, Inc. Series A (TCI Group)+              67,400            931
Time Warner, Inc.                                           58,300          2,624
Times Mirror Co. Series A                                    8,700            481
Tribune Co. (New)                                           11,000            483
Viacom, Inc. Class B+                                       37,900          1,014
                                                                           ------
                                                                           15,161
                                                                           ------
MISCELLANEOUS FINANCE--3.3%
American Express Co.                                        48,300          3,182
Beneficial Corp.                                             4,200            269
Dean Witter Discover and Company                            31,200          1,193
Federal Home Loan Mortgage Corp.                            80,000          2,550
Federal National Mortgage Assoc.                           122,000          5,017
Golden West Financial Corp.                                  4,800            312
Great Western Financial Corp.                               14,100            592
Green Tree Financial Corp.                                  13,400            397
H.F. Ahmanson & Co.                                         10,900            416
Household International, Inc.                               12,200          1,074
Merrill Lynch & Co., Inc.                                   16,500          1,572
Morgan Stanley Group, Inc.                                  17,400          1,098
Salomon, Inc.                                                9,900            495
Travelers Group, Inc.                                       72,633          4,022
                                                                           ------
                                                                           22,189
                                                                           ------
MOTOR VEHICLE--2.2%
Chrysler Corp.                                              71,400          2,142
Cummins Engine Co., Inc.                                     2,400            135
Dana Corp.                                                  10,500            335
Eaton Corp.                                                  8,200            614
Echlin, Inc.                                                 7,200            235
Fleetwood Enterprises, Inc.                                  2,900             76
Ford Motor Co.                                             132,800          4,615
General Motors Corp.                                        86,500          5,006
Genuine Parts Co.                                           17,100            554
Navistar International Corp.+                                4,600             52
Paccar, Inc.                                                 5,800            405
TRW, Inc.                                                   12,300            641
                                                                           ------
                                                                           14,810
                                                                           ------

------------------------------------------------------------------------------

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
NON-FERROUS--0.8%
Alcan Aluminum Ltd.                                         25,700         $  871
Aluminum Company of America                                 16,700          1,167
Asarco, Inc.                                                 2,900             83
Cyprus Minerals Co.                                         13,100            293
Engelhard Corp.                                             14,200            298
Freeport-McMoRan Copper & Gold, Inc. Class B                17,800            518
Inco Ltd.                                                   17,000            544
Phelps Dodge Corp.                                           9,800            752
Reynolds Metals Co.                                          8,000            543
                                                                           ------
                                                                            5,069
                                                                           ------
OIL-DOMESTIC--1.1%
Amerada Hess Corp.                                           8,400            408
Ashland, Inc.                                               11,300            504
Atlantic Richfield Co.                                      17,400          2,368
Kerr-McGee Corp.                                             4,000            242
Oryx Energy Co.+                                            11,500            230
Pennzoil Co.                                                 3,600            177
Phillips Petroleum Co.                                      30,100          1,185
Santa Fe Energy Resources, Inc.+                             4,500             64
Sun, Inc.                                                   11,600            318
Unocal Corp.                                                24,200            923
USX-Marathon Group                                          31,700            876
                                                                           ------
                                                                            7,295
                                                                           ------
OIL-INTERNATIONAL--6.5%
Amoco Corp.                                                 50,700          4,240
Chevron Corp.                                               68,600          4,699
Exxon Corp.                                                272,500         15,430
Mobil Corp.                                                 40,800          5,304
Royal Dutch Petroleum Company                               59,300         10,689
Texaco, Inc.                                                29,200          3,081
                                                                           ------
                                                                           43,443
                                                                           ------
PAPER--1.5%
Boise Cascade Corp.                                          7,900            263
Champion International Corp.                                 8,900            414
Georgia-Pacific Corp.                                       10,500            819
International Paper Co.                                     33,500          1,415
James River Corp.                                           13,700            409
Kimberly-Clark Corp.                                        66,000          3,382
Louisiana-Pacific Corp.                                     11,600            216
Mead Corp.                                                   6,500            365
Potlatch Corp.                                               2,200             90
Temple Inland, Inc.                                          6,200            344
Union Camp Corp.                                             6,900            336
Westvaco Corp.                                              12,900            361

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
Weyerhaeuser Co.                                            22,600        $ 1,034
Willamette Industries, Inc.                                  4,500            287
                                                                           ------
                                                                            9,735
                                                                           ------
PRODUCER GOODS & MANUFACTURING--5.6%
Aeroquip-Vickers, Inc.                                       2,300             93
Allied Signal, Inc.                                         28,100          2,030
Avery Dennison Corp.                                        10,800            397
Briggs & Stratton Corp.                                      2,000             98
Case Corp.                                                   6,100            338
Caterpillar, Inc.                                           18,700          1,664
Cincinnati Milacron, Inc.                                    2,900             59
Cooper Industries, Inc.                                     15,200            699
Deere & Co.                                                 26,600          1,224
Dover Corp.                                                 10,300            546
Emerson Electric Co.                                        46,200          2,345
FMC Corp.+                                                   4,800            322
Foster Wheeler Corp.                                         2,200             85
General Electric Co.                                       176,200         19,533
Giddings & Lewis, Inc.                                       3,200             65
Harnischfeger Industries, Inc.                               9,000            375
Illinois Tool Works, Inc.                                   12,300          1,124
Ingersoll-Rand Co.                                          10,000            491
ITT Industries, Inc.                                         8,800            222
Johnson Controls, Inc.                                      12,600            484
McDermott International, Inc.                                2,800             52
Millipore Corp.                                              2,700            102
NACCO Industries, Inc. Class A                               3,000            139
Pall Corp.                                                  13,100            303
Parker-Hannifin Corp.                                        8,000            398
Raychem Corp.                                                5,900            381
Tenneco, Inc. (New)                                         18,200            726
Timken Co.                                                   1,800            105
Tyco International Ltd.                                     17,200          1,049
W.W. Grainger, Inc.                                         10,900            822
Westinghouse Electric Corp.                                 64,400          1,095
                                                                           ------
                                                                           37,366
                                                                           ------
RAILROAD--1.0%
Burlington Northern Santa Fe Corp.                          15,200          1,197
Conrail, Inc.                                                8,719            996
CSX Corp.                                                   21,600          1,007
Norfolk Southern Corp.                                      13,200          1,186
Union Pacific Corp.                                         31,800          2,028
                                                                           ------
                                                                            6,414
                                                                           ------

------------------------------------------------------------------------------

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
REAL PROPERTY--0.1%
HFS, Inc.+                                                  13,600         $  806
                                                                           ------
RETAIL--4.6%
Albertson's, Inc.                                           24,800            818
American Stores Co.                                         17,800            810
AutoZone, Inc.+                                             19,600            480
Charming Shoppes, Inc.+                                      5,800             34
Circuit City Stores, Inc.                                   11,200            444
Costco Companies, Inc.+                                     25,600            739
CUC International, Inc.+                                    41,600            879
CVS Corp.                                                    9,900            491
Dayton Hudson Corp.                                         23,300          1,049
Dillard Department Stores, Inc. Class A                     11,100            343
Federated Department Stores, Inc.+                          24,200            823
Gap, Inc.                                                   28,600            912
Giant Food, Inc. Class A                                     6,700            216
Great Atlantic & Pacific Tea Co., Inc.                       2,800             70
Harcourt General, Inc.                                       7,700            356
Home Depot, Inc.                                            49,600          2,877
J.C. Penney Co., Inc.                                       27,200          1,299
K Mart Corp.+                                               53,600            730
Kroger Co.+                                                 22,600            622
Limited, Inc.                                               45,800            830
Longs Drug Stores, Inc.                                      3,400             86
Lowe's Companies, Inc.                                      16,000            608
May Department Stores Co.                                   26,800          1,240
Mercantile Stores Co., Inc.                                  1,700             84
Nordstrom, Inc.                                             12,800            502
Pep Boys-Manny Moe & Jack                                    3,800            124
Rite Aid Corp.                                              13,700            630
Sears, Roebuck & Co.                                        39,900          1,915
Tandy Corp.                                                  7,400            388
TJX Companies, Inc.                                          7,400            350
Toys 'R' Us, Inc.+                                          30,500            869
Wal Mart Stores, Inc.                                      242,700          6,854
Walgreen Co.                                                35,200          1,619
Winn Dixie Stores, Inc.                                     13,700            476
Woolworth Corp.+                                            13,800            297
                                                                           ------
                                                                           30,864
                                                                           ------
STEEL--0.2%
Allegheny Teledyne, Inc.                                    16,235            432
Armco, Inc.+                                                 6,400             22
Bethlehem Steel Corp.+                                       5,500             45
Inland Steel Industries, Inc.                                4,600            105
Nucor Corp.                                                  8,700            433

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
USX -- U.S. Steel Group                                      9,200         $  269
Worthington Industries, Inc.                                15,300            289
                                                                           ------
                                                                            1,595
                                                                           ------
TELEPHONE--6.2%
AirTouch Communications+                                    52,500          1,339
Alltel Corp.                                                23,300            734
Ameritech Corp.                                             59,300          3,625
Andrew Corp.                                                 9,600            238
AT&T Corp.                                                 182,400          6,108
Bell Atlantic Corp.                                         50,800          3,442
BellSouth Corp.                                            108,200          4,815
DSC Communications Corp.+                                   17,900            365
Frontier Corp.                                              16,000            254
GTE Corp.                                                  108,000          4,955
MCI Communications Corp.                                    70,400          2,684
Northern Telecom Ltd.                                       27,800          2,019
Nynex Corp.                                                 45,600          2,360
Sprint Corp.                                                50,700          2,224
Tellabs, Inc.+                                              19,200            766
U.S. West, Inc. (Communications Group)                      51,100          1,795
U.S. West, Inc. (Media Group)+                              63,700          1,099
WorldCom, Inc.                                              97,100          2,330
                                                                           ------
                                                                           41,152
                                                                           ------
TOBACCO--1.9%
American Brands, Inc.                                       19,600          1,054
Loew's Corp.                                                12,600          1,158
Philip Morris Companies, Inc.                              261,800         10,308
UST, Inc.                                                   16,700            436
                                                                           ------
                                                                           12,956
                                                                           ------
TRANSPORTATION-MISCELLANEOUS--0.2%
Caliber Systems, Inc.                                        5,300            158
CNF Transportation, Inc.                                     4,700            140
Federal Express Corp.+                                      11,900            640
Ryder Systems, Inc.                                          9,500            296
                                                                           ------
                                                                            1,234
                                                                           ------
TRAVEL & RECREATION--1.3%
Brunswick Corp.                                             10,700            302
Harrah's Entertainment, Inc.+                               16,300            261
Hilton Hotels Corp.                                         28,800            778
ITT Corp. (New)+                                            10,500            622
Marriott International, Inc.                                14,200            785
Walt Disney Co.                                             70,000          5,739
                                                                          -------
                                                                            8,487
                                                                          -------

------------------------------------------------------------------------------

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
UTILITIES--3.1%
American Electric Power Co., Inc.                           23,000        $   932
Baltimore Gas & Electric Co.                                18,600            474
Carolina Power & Light Co.                                  13,900            473
Central & South West Services Corp.                         18,300            368
Cinergy Corp.                                               15,500            515
Coastal Corp.                                               13,400            637
Columbia Gas System, Inc.                                    7,700            476
Consolidated Edison Co. of New York, Inc.                   25,900            719
Consolidated Natural Gas Co.                                10,200            514
Dominion Resources, Inc.                                    17,900            615
DTE Energy Co.                                              14,200            380
Duke Power Co.                                              19,400            851
Eastern Enterprises                                          1,700             58
Edison International                                        42,400            890
Enron Corp.                                                 25,100            944
ENSERCH Corp.                                                4,500             88
Entergy Corp.                                               20,700            484
FPL Group, Inc.                                             17,800            794
GPU, Inc.                                                   13,500            435
Houston Industries, Inc.                                    27,400            548
Niagara Mohawk Power Corp.+                                  7,200             61
NICOR, Inc.                                                  2,900             98
Noram Energy Corp.                                           8,400            123
Northern States Power Co.                                   11,500            523
Ohio Edison Co.                                             21,000            420
ONEOK, Inc.                                                  2,100             62
Pacific Enterprises, Inc.                                    6,400            196
Pacific Gas & Electric Corp.                                42,900          1,030
PacifiCorp.                                                 31,300            622
Panhandle Eastern Corp.                                     13,700            606
PECO Energy Co.                                             25,100            496
Peoples Energy Corp.                                         1,900             64
PP&L Resources, Inc.                                        16,000            314
Public Service Enterprises                                  28,800            695
Sonat, Inc.                                                  8,100            463
Southern Co.                                                67,800          1,382
Texas Utilities Co.                                         27,800            938
Unicom Corp.                                                18,000            392
Union Electric Co.                                          10,600            378
Williams Companies, Inc.                                    14,200            623
                                                                          -------
                                                                           20,681
                                                                          -------
TOTAL COMMON STOCK (Cost $597,704)                                        664,614
                                                                          -------

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                             Number         Value
                                                          of Shares        (000s)
                                                          ---------      --------
PREFERRED STOCK--0.0%
Aetna, Inc. 6.25% Class C (Voting)                             381        $    33
Fresenius National Medical, Inc.+                            4,600              0
                                                                          -------
TOTAL PREFERRED STOCK (Cost $25)                                               33
                                                                          -------
CASH EQUIVALENTS--0.8%
Temporary Investment Fund, Inc.--TempCash
  Portfolio* 5.24%, 05/07/97                                 5,383         5,383
                                                                         -------
TOTAL CASH EQUIVALENTS (Cost $5,383)                                       5,383
                                                                         -------
TOTAL INVESTMENTS--100.6% (Cost $603,112)                                670,030

OTHER ASSETS AND LIABILITIES--(0.6)%
  Other Assets                                                             5,312
  Liabilities                                                             (9,372)
                                                                         -------
                                                                          (4,060)
                                                                         -------

NET ASSETS--100.0% (see Note 7)
Applicable to 53,990,216 outstanding $0.00001
  par value shares (unlimited shares authorized)                        $665,970
                                                                         =======

NET ASSET VALUE PER INVESTOR SHARE                                        $12.33
                                                                           =====

NET ASSET VALUE PER e.SHARE                                               $12.34
                                                                           =====

---------------
+ Non-Income Producing Security.
* Interest rate represents the yield on report date.

See accompanying Notes to Financial Statements.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Six months ended April 30, 1997 (Unaudited)

Investment income:
  Dividends                                                    $ 4,418
  Interest                                                           6
                                                               -------
    Total investment income                                      4,424
                                                               -------
Expenses:
  Investment advisory and administration fee                       788
  Transfer agency and shareholder service fees:
    Investor shares                                                462
    e.Shares                                                        38
  Custodian fees                                                    80
  Registration fees                                                110
  Professional fees                                                 19
  Shareholder reports                                               31
  Trustees' fees                                                     8
  Amortization of deferred organization costs                        3
  Insurance and other expenses                                      15
                                                               -------
                                                                 1,554
Less expenses reduced and absorbed (see Note 4)                   (659)
                                                               -------
    Total expenses incurred by Fund                                895
                                                               -------
Net investment income                                            3,529
                                                               -------
Net realized gain on investments sold                                7
Net unrealized gain on investments                              49,902
                                                               -------
Net gain on investments                                         49,909
                                                               -------
Increase in net assets resulting from operations               $53,438
                                                               =======

See accompanying Notes to Financial Statements.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                      Six
                                                    months         Year
                                                     ended        ended
                                                   April 30,     October
                                                     1997          31,
                                                   (Unaudited)     1996
                                                   ---------    ----------
Operations:
  Net investment income                            $   3,529     $   1,860
  Net realized gain (loss) on investments sold             7           (54)
  Net unrealized gain on investments                  49,902        17,016
                                                    --------      --------
  Increase in net assets resulting from
    operations                                        53,438        18,822
                                                    --------      --------
Dividends to shareholders from net investment
  income:
  Investor shares                                     (2,361)           --
  e.Shares                                              (498)           --
                                                    --------      --------
  Total dividends to shareholders                     (2,859)           --
Capital share transactions:
  Proceeds from shares sold                          451,177       304,596
  Net asset value of shares issued in
    reinvestment of dividends                          2,679            --
  Less payments for shares redeemed                 (118,568)      (43,315)
                                                    --------      --------
  Increase in net assets from capital share
    transactions                                     335,288       261,281
                                                    --------      --------
Total increase in net assets                         385,867       280,103
Net assets:
  Beginning of period                                280,103            --
                                                    --------      --------
  End of period (including undistributed net
    investment income of $2,530)                   $ 665,970     $ 280,103
                                                    ========      ========

See accompanying Notes to Financial Statements.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1997 (Unaudited)
1. DESCRIPTION OF THE FUNDS

The S&P 500 Fund (the "Fund"), is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

The Fund offers two classes of shares -- Investor Shares and e.Share(TM). The Investor Shares are available to all investors. The e.Shares are available only to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans who can execute their trading and information requests through SchwabLink(TM). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers the International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) -- High Growth Fund, Schwab Asset Director -- Balanced Growth Fund, Schwab Asset Director -- Conservative Growth Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios
 -- International, Schwab OneSource Portfolios -- Growth Allocation and Schwab OneSource Portfolios -- Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and unlisted securities are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent bid and ask prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's Investment Manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis

Deferred organization costs -- Costs incurred in connection with the organization of the Fund are amortized on a straightline basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of the Fund are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific, are calculated daily at the class level.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At April 30, 1997 (for financial reporting and federal income tax purposes), net unrealized gain for the Fund aggregated $66,918,000 of which $78,004,000 related to appreciated securities and $11,086,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly,

------------------------------------------------------------------------------

of 0.36% of the first $1 billion of average daily net assets, 0.33% of such net assets over $1 billion, and 0.31% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fees for the six months ended April 30, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee from each class of shares, payable monthly, of 0.05% of average daily net assets for transfer agency services. For shareholder services provided, Schwab will receive from the Investor Shares and e.Shares(TM) an annual fee of 0.20% and 0.05%, respectively, of average daily net assets of that class of shares. Schwab has reduced a portion of its fees for the six months ended April 30, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended April 30, 1997, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $8,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended April 30, 1997, the total of such fees and expenses reduced and absorbed by the Investment Manager were $601,000 and the total of such fees reduced by Schwab were $40,000 and $18,000, for Investor shares and e.Shares, respectively (see Note 9).

5. BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. As of April 30, 1997, there were no amounts outstanding under the line of credit arrangement.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $340,657 and $2,887, respectively, during the six months ended April 30, 1997.

7. COMPOSITION OF NET ASSETS

At April 30, 1997, net assets consisted of (in thousands):

Paid-in-capital                                        $596,569
Undistributed net investment income                       2,530
Accumulated net realized loss on investments sold           (47)
Net unrealized gain on investments                       66,918
                                                       --------
  Total                                                $665,970
                                                       ========

At April 30, 1997, the Fund's Statement of Net Assets included: $5,000 payable for investment advisory and administration fee, $37,000 payable for transfer agency and shareholder service fees, $2,546,000 payable for Fund shares redeemed, $6,640,000 payable for securities purchased and $4,352,000 receivable for Fund shares sold.

8. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Investor Shares and e.Shares(TM). Shares of each class represent interests in the same portfolio of investments of the

------------------------------------------------------------------------------

Fund. Transactions in capital shares for the six months ended April 30, 1997 were as follows (in thousands):

                                   Investor
                                    Shares    e.Shares     Total
                                   --------   --------   ---------
Capital share transactions:
  Proceeds from shares sold        $346,544   $104,633   $ 451,177
  Net asset value of shares
     issued in reinvestment of
     dividends                        2,235        444       2,679
  Less payments for shares
     redeemed                       (90,357)   (28,211)   (118,568)
                                   --------   --------    --------
     Increase in net assets from
       capital share transactions  $258,422   $ 76,866   $ 335,288
                                   ========   ========    ========
Number of Fund shares:
  Sold                               29,266      8,807      38,073
  Reinvested                            193         37         230
  Redeemed                           (7,669)    (2,384)    (10,053)
                                   --------   --------    --------
     Net increase in shares
       outstanding                   21,790      6,460      28,250
                                   ========   ========    ========

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

9. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

                                        Six months ended
                                         April 30, 1997             Period ended
                                          (Unaudited)            October 31, 1996++
                                     ----------------------     ---------------------
                                     Investor                   Investor
                                      Shares       e.Shares      Shares       e.Shares
                                     ---------     --------     ---------     -------
Net asset value at beginning of
 period                              $   10.88     $  10.89     $   10.00     $ 10.00
Income from investment operations
----------------------------
  Net investment income                   0.06         0.09          0.08        0.04
  Net realized and unrealized
    gain on investments                   1.48         1.46          0.80        0.85
                                      --------     --------      --------     -------
  Total from investment
    operations                            1.54         1.55          0.88        0.89
Less distributions
--------------
  Dividends from net investment
    income                               (0.09)       (0.10)           --          --
  Distributions from realized
    gain on investments                     --           --            --          --
                                      --------     --------      --------     -------
  Total distributions                    (0.09)       (0.10)           --          --
                                      --------     --------      --------     -------
Net asset value at end of period     $   12.33     $  12.34     $   10.88     $ 10.89
                                      ========     ========      ========     =======
Total return (not annualized)            14.24%       14.34%         8.80%       8.90%
---------
Ratios/Supplemental data
--------------------
  Net assets, end of period
    (000s)                           $ 545,033     $120,937     $ 243,772     $36,331
  Ratio of expenses to average
    net assets+                           0.43%*       0.27%*        0.49%*      0.28%*
  Ratio of net investment income
    to average net assets+                1.56%*       1.71%*        1.89%*      1.82%*
  Portfolio turnover rate                    1%           1%            1%          1%
  Average commission rate            $    0.03     $   0.03     $    0.02     $  0.02

---------------

   + The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:
     Ratio of expenses to average
     net assets                            0.72%*       0.60%*        0.89%*      1.19%*
     Ratio of net investment
     income to
     average net assets                    1.27%*       1.38%*        1.49%*      0.91%*
   * Annualized
  ++ For the period May 1, 1996 (commencement of operations) to October 31, 1996.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

        Schwab Government Bond Funds -- Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds -- Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.


* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                      ==============
                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
                                                      CHARLES SCHWAB
                                                      ==============

SCHWABFUNDS
FAMILY (R)
101 Montgomery Street
San Francisco, California 94104


INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4731R(5/97) CRS 20064 Printed on recycled paper.